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                                   SUPPLEMENT
                               DATED JULY 25, 2005
       TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

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
THE HARTFORD ADVISERS FUND                              THE HARTFORD MIDCAP FUND
THE HARTFORD CAPITAL APPRECIATION FUND                  THE HARTFORD MIDCAP VALUE FUND
THE HARTFORD CAPITAL APPRECIATION II FUND               THE HARTFORD MONEY MARKET FUND
THE HARTFORD DISCIPLINED EQUITY FUND                    THE HARTFORD SELECT MIDCAP GROWTH FUND
THE HARTFORD DIVIDEND AND GROWTH FUND                   THE HARTFORD SELECT MIDCAP VALUE FUND
THE HARTFORD EQUITY INCOME FUND                         THE HARTFORD SHORT DURATION FUND
THE HARTFORD FLOATING RATE FUND                         THE HARTFORD SMALL COMPANY FUND
THE HARTFORD FOCUS FUND                                 THE HARTFORD SMALLCAP GROWTH FUND
THE HARTFORD GLOBAL COMMUNICATIONS FUND                 THE HARTFORD STOCK FUND
THE HARTFORD GLOBAL FINANCIAL SERVICES FUND             THE HARTFORD TAX-FREE CALIFORNIA FUND
THE HARTFORD GLOBAL HEALTH FUND                         THE HARTFORD TAX-FREE MINNESOTA FUND
THE HARTFORD GLOBAL LEADERS FUND                        THE HARTFORD TAX-FREE NATIONAL FUND
THE HARTFORD GLOBAL TECHNOLOGY FUND                     THE HARTFORD TAX-FREE NEW YORK FUND
THE HARTFORD GROWTH FUND                                THE HARTFORD TOTAL RETURN BOND FUND
THE HARTFORD GROWTH OPPORTUNITIES FUND                  THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
THE HARTFORD HIGH YIELD FUND                            THE HARTFORD VALUE FUND
THE HARTFORD INCOME FUND                                THE HARTFORD VALUE OPPORTUNITIES FUND
THE HARTFORD INFLATION PLUS FUND                        THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND
THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION         THE HARTFORD BALANCED ALLOCATION FUND
  FUND                                                  THE HARTFORD CONSERVATIVE ALLOCATION FUND
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND           THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND           THE HARTFORD INCOME ALLOCATION FUND
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SHAREHOLDER MEETING. On September 7, 2005, a Joint Special Meeting of
Shareholders (the "Meeting") of the funds listed above (the "Funds") will be held to vote on various proposals. Shareholders of record on June 21, 2005 are entitled to notice of and to vote at the Meeting.

Among other proposals, shareholders of the Funds (except for shareholders of The Hartford Capital Appreciation II Fund, The Hartford Floating Rate Fund, The Hartford Select MidCap Growth Fund, The Hartford Select MidCap Value Fund, The Hartford Aggressive Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund and The Hartford Income Allocation Fund) are being asked to approve a proposal to permit the Funds' investment adviser, Hartford Investment Financial Services, LLC ("HIFSCO"), to select and contract with investment sub-advisers that are not affiliated with HIFSCO or the Funds (other than by reason of serving as a sub-adviser to one or more of the Funds) ("Sub-Advisers") without obtaining shareholder approval. If this proposal is approved, HIFSCO will have the ability, subject to the approval of the Funds' Boards, to hire and terminate Sub-Advisers to the Funds and to change materially the terms of the sub-advisory agreements without the approval of the shareholders of the Funds. This proposal will eliminate the delay of convening a meeting of shareholders to approve the retention of a Sub-Adviser or changes to a sub-advisory agreement.

For more detailed information concerning the proposals under consideration, please visit www.hartfordinvestor.com, or you may contact The Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

This supplement should be retained with your prospectus for future reference.